Provisions for expected credit losses/impairment charges - Sensitivity analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Provisions for expected credit losses/impairment charges
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%
Provision for ECL
Provisions for expected credit losses/impairment charges
Amount of increase in provision for ECL	$ 252	$ 296
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	4,999	6,132
Provision for ECL | 100% base case ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	3,411	4,750
Provision for ECL | 100% downside ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	7,399	8,315
Parent Entity | Provision for ECL
Provisions for expected credit losses/impairment charges
Amount of increase in provision for ECL	200	266
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	4,263	5,172
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	2,877	4,051
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses/impairment charges
Adjustment to ECL based on probability weighted scenario	$ 6,354	$ 6,956